Business and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Business and Summary of Significant Accounting Policies [Abstract]
Schedule of concentration of accounts receivable

Nine Months Ended September 30, 2014	Customer	Customer Sales	% of Total Revenue	Accounts Receivable (AR)	% of AR
	1	$169,776	44%	$15,228	17%
	2	$49,608	13%	$21,528	24%
		$219,384	57%	$36,756	41%

Nine Months Ended September 30, 2013	Customer	Customer Sales	% of Total Revenue	Accounts Receivable (AR)	% of AR
	1	$191,250	34%	0	0%
	2	$107,568	19%	$33,048	35%
		$298,818	53%	$33,048	35%

2013 YTD	Position	Customer Sales	% of Total Revenue	Accounts Receivable(AR)	% of AR
	1	$147,420	21.3%	$15,876	16.9%
	2	191,223	27.7%	-	0.0%
		$338,643	49.0%	$15,876	16.9%

2012 YTD	Position	Customer Sales	% of Total Revenue	Accounts Receivable (AR)	% of AR
	1	$103,356	$16.5%	$19,764	$21.3%

Schedule of derivative liabilities measured and recorded
	Amount	Level 1	Level 2	Level 3
Embedded conversion derivative liability	$1,205,176	$-	$-	$1,205,176

Schedule of derivative liabilities measured and recorded on recurring basis
Balance at December 31, 2013	$-
Fair value of embedded conversion derivative liability at issuance	341,897
Unrealized derivative loss included in other expense	863,279
Balance at September 30, 2014	$1,205,176

Schedule of assumptions used for derivative instruments valued using the Black-Scholes option pricing model
	At issuance	At September 30, 2014
Market value of stock on measurement date	$0.55	$1.20
Risk-free interest rate	0.11%	0.03%
Dividend yield	0%	0%
Volatility factor	64%	188%
Term	1 year	0.58 year